ASTOR DYNAMIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 97.4%
	EQUITY - 22.0%
262,474	SPDR Portfolio S&P 1500 Composite Stock Market ETF	$ 12,527,884
278,318	SPDR Portfolio S&P 500 ETF	12,641,204
		25,169,088
	FIXED INCOME - 75.4%
506,626	Invesco BulletShares 2024 Corporate Bond ETF	10,304,773
192,833	iShares Interest Rate Hedged Corporate Bond ETF	17,238,306
281,551	Janus Henderson AAA CLO ETF	13,750,951
561,874	SPDR Blbg Investment Grade Floating Rate ETF	17,036,020
111,173	SPDR Bloomberg 1-3 Month T-Bill ETF	10,182,335
441,626	SPDR Portfolio Short Term Corporate Bond ETF	12,860,149
97,902	VictoryShares USAA Core Short-Term Bond ETF	4,725,915
		86,098,449

	TOTAL EXCHANGE-TRADED FUNDS (Cost $113,069,811)	111,267,537

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 2.7%
	MONEY MARKET FUNDS - 2.7%
3,107,914	First American Government Obligations Fund Class X, 2.91% (Cost $3,107,914)(a)	3,107,914

	TOTAL INVESTMENTS - 100.1% (Cost $116,177,725)	$ 114,375,451
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(121,670)
	NET ASSETS - 100.0%	$ 114,253,781

CLO	- Collateralized Loan Obligation
ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of October 31, 2022.

ASTOR MACRO ALTERNATIVE FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2022

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 90.0%
	EQUITY - 11.9%
38,332	Alerian MLP ETF			$ 1,606,494
933	iShares MSCI Brazil ETF			30,481
1,294	iShares MSCI Chile ETF			31,923
1,355	iShares MSCI Indonesia ETF			32,181
683	iShares MSCI Mexico ETF			34,539
2,221	iShares MSCI Taiwan ETF			92,527
4,626	iShares MSCI Turkey ETF			125,781
14,293	iShares Select Dividend ETF			1,688,719
				3,642,645
	FIXED INCOME - 78.1%
187,988	iShares Floating Rate Bond ETF			9,444,517
108,163	iShares Short Treasury Bond ETF			11,894,685
54,203	iShares Trust iShares 1-5 Year Investment Grade			2,659,199
				23,998,401

	TOTAL EXCHANGE-TRADED FUNDS (Cost $27,666,234)			27,641,046

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 1.6%
	MONEY MARKET FUNDS - 1.6%
486,452	First American Government Obligations Fund Class X, 2.91% (Cost $486,452)(a)			486,452

	TOTAL INVESTMENTS - 91.6% (Cost $28,152,686)			$ 28,127,498
	OTHER ASSETS IN EXCESS OF LIABILITIES- 8.4%			2,572,382
	NET ASSETS - 100.0%			$ 30,699,880

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
8	CBOE Volatility Index Future(c)	11/16/2022	$ 207,002	$ (15,998)
8	CBOT Soybean Meal Future(c)	12/14/2022	342,480	12,100
24	CBOT US Long Bond Future(c)	12/20/2022	2,892,000	(26,750)
115	CME Brazilian Real Currency Future(c)	11/30/2022	2,211,450	65,985
35	NYBOT CSC Cocoa Future(c)	12/14/2022	817,250	(12,270)
5	NYMEX Light Sweet Crude Oil Future(c)	01/20/2023	420,500	20,200

ASTOR MACRO ALTERNATIVE FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
4	NYMEX Reformulated Gasoline Blendstock for Oxygen(c)	11/30/2022	$ 424,318	$ (19,143)
	TOTAL FUTURES CONTRACTS			$ 24,124

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
43	3 Month Euro Euribor Future(c)	06/19/2023	$ 10,301,818	$ (16,397)
18	CBOT 10 Year US Treasury Note(c)	12/20/2022	1,990,692	(8,879)
29	CBOT Corn Future(c)	12/14/2022	1,002,675	(37,250)
5	CBOT Soybean Future(c)	01/13/2023	354,875	(6,687)
8	CBOT Soybean Oil Future(c)	12/14/2022	351,408	(48,744)
12	CBOT Wheat Future(c)	12/14/2022	529,350	(28,037)
54	CME Australian Dollar Currency Future(c)	12/19/2022	3,456,540	(55,385)
33	CME British Pound Currency Future(c)	12/19/2022	2,368,988	22,775
5	CME E-Mini Standard & Poor's 500 Index Future(c)	12/16/2022	970,750	(12,062)
46	CME Euro Foreign Exchange Currency Future(c)	12/19/2022	5,706,012	(26,900)
16	CME Lean Hogs Future(c)	12/14/2022	543,520	8,190
27	CME Live Cattle Future(c)	12/30/2022	1,646,730	(39,390)
34	Eurex 10 Year Euro BUND Future(c)	12/08/2022	4,650,227	(18,240)
38	Long Gilt Future(c)	12/28/2022	4,450,415	(199,397)
45	Montreal Exchange 10 Year Canadian Bond Future(c)	12/19/2022	4,064,062	(39,003)
8	NYBOT CSC C Coffee Future(c)	12/19/2022	533,100	101,344
19	NYBOT CSC Number 11 World Sugar Future(c)	02/28/2023	382,402	12,678
13	NYBOT CTN Number 2 Cotton Future(c)	12/07/2022	468,000	120,005
4	NYMEX Henry Hub Natural Gas Futures(c)	11/28/2022	254,200	(19,770)
3	NYMEX NY Harbor ULSD Futures(c)	11/30/2022	462,937	(7,220)
43	SFE 10 Year Australian Bond Future(c)	12/15/2022	3,258,321	(35,322)
70	SFE 90 Day Australian Bank Accepted Bills Future(c)	06/08/2023	44,309,605	(19,189)
2	TSE Japanese 10 Year Bond Futures(c)	12/13/2022	2,001,076	(8,897)
	TOTAL FUTURES CONTRACTS			$ (361,777)

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International

(a)	Rate disclosed is the seven day effective yield as of October 31, 2022.
(b)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.
(c)	All or a portion of this investment is a holding of the AMA

ASTOR SECTOR ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.1%
	EQUITY - 45.2%
28,236	Communication Services Select Sector SPDR Fund	$ 1,361,258
17,477	Consumer Staples Select Sector SPDR Fund	1,271,277
5,682	Energy Select Sector SPDR Fund	511,380
15,179	First Trust Technology AlphaDEX Fund	1,399,200
17,570	Health Care Select Sector SPDR Fund	2,332,418
7,498	Invesco S&P 500 Equal Weight Technology ETF	1,834,461
10,615	Materials Select Sector SPDR Fund	786,359
6,948	Technology Select Sector SPDR Fund	888,441
		10,384,794
	FIXED INCOME - 52.9%
34,948	BLACKROCK SHORT MATURITY BOND	1,717,344
26,762	iShares Short Treasury Bond ETF	2,943,017
105,355	SPDR Blbg Investment Grade Floating Rate ETF	3,194,363
14,497	SPDR Bloomberg 1-3 Month T-Bill ETF	1,327,780
102,349	SPDR Portfolio Short Term Corporate Bond ETF	2,980,403
		12,162,907

	TOTAL EXCHANGE-TRADED FUNDS (Cost $21,963,998)	22,547,701

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 0.2%
	MONEY MARKET FUNDS - 0.2%
43,409	First American Government Obligations Fund Class X, 2.91% (Cost $43,409)(a)	43,409

	TOTAL INVESTMENTS - 98.3% (Cost $22,007,407)	$ 22,591,110
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.7%	381,669
	NET ASSETS - 100.0%	$ 22,972,779

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of October 31, 2022.